Apr. 30, 2021
The Gabelli Global Growth Fund
The GABELLI GLOBAL GROWTH FUND(the “Global Growth Fund”)
Investment Objectives
The Global Growth Fund primarily seeks to provide investors with appreciation of capital.
Current income is a secondary objective of the Global Growth Fund.
Fees and Expenses of the Global Growth Fund:
Effective January 27, 2020 (the “Effective Date”), the Global Growth Fund’s respective Class AAA, Class A, and Class C shares have been “closed to purchases from new investors.” “Closed to purchases from new investors” means: (i) with respect to Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C shares, neither new investors nor existing shareholders may purchase any additional shares of such class. These changes have no effect on existing shareholders’ ability to redeem shares of the Global Growth Fund as described herein. This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Growth Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds when and if initial investments into Class A shares are reopened. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 57 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Global Growth Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Expense Example
This example is intended to help you compare the cost of investing in the Global Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Global Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes a waiver of expenses through the date of the expiration of the waiver, and reflects Total Annual Fund Operating Expenses following the date of the expiration of the waiver. The example also assumes that your investment has a 5% return each year and that the Global Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
You would pay the following expenses if you did not redeem your shares of the Global Growth Fund:
Portfolio Turnover
The Global Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Global Growth Fund’s performance. During the most recent fiscal year, the Global Growth Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Global Growth Fund will invest at least 65% of its total assets in common stocks of companies which the portfolio manager believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid‑capitalization, and large-capitalization issuers. As a “global” fund, the Global Growth Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Global Growth Fund’s total net assets is invested in securities of non‑U.S. issuers or related investments thereof. To achieve the Global Growth Fund’s primary objective of capital appreciation, the Adviser employs a disciplined investment program focusing on the globalization and interactivity of the world’s market place. The Global Growth Fund invests in companies at the forefront of accelerated growth. The Global Growth Fund invests primarily in common stocks of foreign and domestic mid‑capitalization and large-capitalization issuers. In addition to growth rates, stock valuation levels are important in the stock selection process as the Global Growth Fund seeks stocks that are attractively priced relative to their projected growth rates. The Global Growth Fund seeks to build a portfolio diversified by geographic region, industry sectors and individual issues within industry sectors. The Global Growth Fund invests primarily in developed markets but may invest in emerging markets as well. The Global Growth Fund invests in companies with a wide range in market capitalizations, from small to large.
Principal Risks
You may want to invest in the Global Growth Fund if: • you are a long term investor • you seek growth of capital • you seek to diversify your investments outside the U.S. The Global Growth Fund’s share price will fluctuate with changes in the market value of the Global Growth Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. An investment in the Global Growth Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Global Growth Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the Global Growth Fund. Investing in the Global Growth Fund involves the following risks: • Equity Risk. Equity risk is the risk that the prices of the securities held by the Global Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances. • Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. • Coronavirus (“COVID-19”) and Global Health Events. COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Global Growth Fund’s performance, as well as the performance and viability of issuers in which it invests. • Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets. • Emerging Market Risk. Foreign securities risks are more pronounced in emerging markets. Investments in emerging markets may experience sharp price swings, as there may be less government supervision and regulation of business in such markets, and may entail risks relating to political and economic instability and expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, lack of hedging instruments, and restrictions on repatriation of capital invested. Securities markets in emerging markets may be less liquid and developed than those in the United States, potentially making prices erratic. Economic or political crises may detrimentally affect investments in emerging markets. Emerging market countries may experience substantial rates of inflation or deflation. The economies of developing countries tend to be dependent upon international trade. There may be little financial information available about emerging market issuers, and it may be difficult to obtain or enforce a judgment against them. Other risks include a high concentration of investors, financial intermediaries, and market capitalization and trading volume in a small number of issuers and industries; vulnerability to changes in commodity prices due to overdependence on exports, including gold and natural resources, overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable securities custodial services and settlement practices. For all of these reasons, investments in emerging markets may be considered speculative. • Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Global Growth Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. In addition, the Global Growth Fund’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. • Depositary Receipts. The Global Growth Fund may invest in non‑U.S. equity securities through depositary receipts, including ADRs, EDRs, GDRs and other similar global instruments. While ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign (non‑U.S.) securities may also apply to ADRs, EDRs and GDRs. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer. • Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception. • Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Global Growth Fund holds, then the value of the Global Growth Fund’s shares may decline. • Non‑Diversification Risk. As a non‑diversified mutual fund, more of the Global Growth Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Growth Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks associated with a single economic, market, political or regulatory occurrence than shares of a diversified mutual fund. • Smaller Capitalization Risk. Risk is greater for the securities of smaller capitalization companies (including small unseasoned companies that have been in operation for less than three years) because such companies generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
Performance
The bar chart and table that follow provide an indication of the risks of investing in the Global Growth Fund by showing changes in the Global Growth Fund’s performance from year to year and by showing how the Global Growth Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. As with all mutual funds, the Global Growth Fund’s past performance (before and after taxes) does not predict how the Global Growth Fund will perform in the future. Updated information on the Global Growth Fund’s results can be obtained by visiting www.gabelli.com.
GLOBAL GROWTH FUND (Total Returns for Class AAA Shares for the Years Ended December 31)
During the calendar years shown in the bar chart, the highest return for a quarter was 24.94% (quarter ended June 30, 2020), and the lowest return for a quarter was (19.20)% (quarter ended September 30, 2011).
Average Annual Total Returns (for the years ended December 31, 2020with maximum sales charge, if applicable)
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Global Growth Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After‑tax returns are shown only for Class AAA shares. Actual after‑tax returns for other classes will vary due to the differences in expenses.